UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Dryden Government Securities Trust

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 11/30/2009

Date of reporting period: 5/31/2009

Item 1 – Reports to Stockholders

MAY 31, 2009	SEMIANNUAL REPORT

Dryden Government Securities

Trust/Money Market Series

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

July 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of the Fund performance over the fiscal year in addition to other data.

Money market investments such as the Fund are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the 7-day current yield, which is included in the attached report. The Fund may be an important part of your overall financial plan, which we recommend you review regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Fund’s Performance

Fund objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross and net operating expenses: Class A, 0.69% and 0.57%; Class Z, 0.57% and 0.53%, respectively.

Fund Facts as of 5/31/09
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.05%	$1.00	42 Days	$284.4
Class Z	0.05	1.00	42	24.0
iMoneyNet, Inc. Government & Agency Retail Avg.*	0.08	N/A	50	N/A

*iMoneyNet, Inc. reports a seven-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of May 26, 2009.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire as of the close of business on September 18, 2009. For more information about the Program’s scope and limitations, please see the Fund’s current prospectus as supplemented on April 9, 2009 and as may be further supplemented from time to time.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2008, at the beginning of the period, and held through the six-month period ended May 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Government Securities Trust/Money Market Series	3

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,001.80	0.57%	$2.84
	Hypothetical	$1,000.00	$1,022.09	0.57%	$2.87

Class Z	Actual	$1,000.00	$1,002.10	0.53%	$2.65
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2009 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 10.2%
	Bank of America NA, FDIC Guaranteed
$10,000	0.40%, 6/19/09(d)	$9,999,050
6,500	0.54%, 7/6/09(d)	6,499,557
	General Electric Capital Corp., FDIC Guaranteed
5,000	0.60%, 6/23/09(a)(d)	4,998,167
5,000	0.75%, 7/3/09(a)(d)	4,996,667
5,000	0.70%, 7/29/09(a)(d)	4,994,361

		31,487,802

Federal Home Loan Bank 32.6%
4,120	6.21%, 6/2/09	4,120,638
15,000	0.24%, 6/5/09(a)	14,999,600
13,500	0.22%, 6/8/09(a)	13,499,411
1,120	5.25%, 6/12/09	1,121,603
7,875	0.23%, 6/19/09(a)	7,874,094
10,000	0.28%, 6/19/09(c)	9,987,305
500	4.10%, 6/22/09	500,931
1,000	0.19%, 6/25/09(a)	999,873
25,000	0.24%, 6/28/09(c)	24,981,410
1,000	0.50%, 7/2/09(a)	999,569
8,250	0.96%, 7/10/09(c)	8,251,024
3,000	0.62%, 9/22/09(a)	2,994,162
10,000	2.70%, 9/23/09	10,067,796

		100,397,416

Federal Home Loan Mortgage Corporation 20.9%
5,000	0.30%, 6/1/09(a)	5,000,000
8,000	0.32%, 6/8/09(c)	7,999,028
1,500	5.00%, 6/11/09	1,501,871
12,000	0.18%, 6/22/09(a)	11,998,741
3,000	0.26%, 6/23/09(a)	2,999,523
1,060	0.50%, 6/26/09(a)	1,059,632
10,000	0.19%, 6/30/09(a)	9,998,469
4,000	0.60%, 7/24/09(a)	3,996,467
10,000	0.641%, 8/24/09(c)	9,997,546
10,000	0.70%, 9/21/09(a)	9,978,222

		64,529,499

Federal National Mortgage Association 13.5%
1,200	0.33%, 6/2/09(a)	1,199,989
11,675	6.375%, 6/15/09	11,701,274

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	5

Portfolio of Investments

as of May 31, 2009 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Federal National Mortgage Association (cont’d.)
$15,000	1.0288%, 7/13/09(c)	$14,988,722
5,000	5.125%, 7/13/09	5,028,085
1,760	0.20%, 8/7/09(a)	1,759,345
2,000	0.30%, 8/24/09(a)	1,998,600
5,000	4.625%, 12/15/09	5,113,055

		41,789,070

Other Corporate Obligations 14.6%
	Bank of America NA, FDIC Guaranteed
5,000	0.966%, 8/5/09(c)(d)	5,000,000
5,000	1.1037%, 7/29/09(c)(d)	5,000,000
	Citigroup Funding, Inc., FDIC Guaranteed, M.T.N.
15,000	1.1394%, 7/30/09(c)(d)	15,005,314
	Goldman Sachs Group, Inc, FDIC Guaranteed
5,000	1.3794%, 6/19/09(c)(d)	5,000,000
5,000	1.7644%, 6/3/09(c)(d)	5,034,007
	JPMorgan Chase & Co., FDIC Guaranteed
10,000	1.3619%, 7/1/09(c)(d)	10,000,000

		45,039,321

Repurchase Agreement(b) 1.6%
	Bank of America Securities LLC
	0.21%, dated 5/29/09, due 6/1/09 in the amount of $4,986,087
4,986	(cost $4,986,000; the value of collateral including interest was $5,085,720)	4,986,000

United States Treasury Security 6.5%
	United States Treasury Bill
20,000	0.14%, 7/16/09(a)	19,996,500

	Total Investments 99.9%
	(amortized cost $308,225,608)(e)	308,225,608
	Other assets in excess of liabilities 0.1%	217,718

	Net Assets 100.0%	$308,443,326

The following abbreviation is used in the portfolio descriptions:

M.T.N.—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Repurchase Agreements are collateralized by U.S. Treasury obligations, Federal agency obligations or FDIC - Guaranteed issuances.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at May 31, 2009.
(d)	FDIC Guaranteed issued under the temporary liquidity guarantee program.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$308,225,608	—
Level 3—Significant Unobservable Inputs	—	—

Total	$308,225,608	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2008 and May 31, 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2009 was as follows:

Federal Home Loan Bank	32.6%
Federal Home Loan Mortgage Corporation	20.9
Other Corporate Obligations	14.6
Federal National Mortgage Association	13.5
Commercial Paper	10.2
United States Treasury Security	6.5
Repurchase Agreement	1.6

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	7

Statement of Assets and Liabilities

as of May 31, 2009 (Unaudited)

Assets
Investments, at amortized cost which approximates market value:
Investments	$303,239,608
Repurchase Agreement	4,986,000
Cash	967
Interest receivable	947,076
Receivable for Series shares sold	613,196
Prepaid expenses (Note 7)	35,659

Total assets	309,822,506

Liabilities
Payable for Series shares reacquired	1,162,229
Management fee payable	82,619
Accrued expenses	64,868
Affiliated transfer agent fee payable	50,949
Deferred trustees’ fees	16,027
Dividends payable	2,441
Distribution fee payable	47

Total liabilities	1,379,180

Net Assets	$308,443,326

Net assets were comprised of:
Shares of beneficial interest, at par $.01 per share	$3,084,431
Paid-in capital in excess of par	305,388,707

308,473,138
Accumulated net investment income	2,227
Accumulated net realized loss on investments	(32,039)

Net assets, May 31, 2009	$308,443,326

Class A
Net asset value, offering price and redemption price per share ($284,427,750 ÷ 284,427,571 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($24,015,576 ÷ 24,015,524 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended May 31, 2009 (Unaudited)

Net Investment Income
Income
Interest	$1,453,687

Expenses
Management fee	632,938
Distribution fee —Class A	182,271
Transfer agent’s fees and expenses (including affiliated expense of $116,000)	116,000
U.S. Treasury Money Market Fund Guarantee Program fee (Note 7)	60,543
Custodian’s fees and expenses	25,000
Reports to shareholders	22,000
Registration fees	15,000
Audit fee	10,000
Trustees’ fees	9,000
Legal fees and expenses	7,000
Insurance expenses	3,000
Miscellaneous	3,883

Total expenses	1,086,635
Less: Management fee waiver (Note 2)	(66,410)
Distribution fee waiver (Note 2)	(120,355)

Net expenses	899,870

Net investment income	553,817

Realized Gain On Investments
Net realized gain on investment transactions	37,765

Net Increase In Net Assets Resulting From Operations	$591,582

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	9

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2009	Year Ended November 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$553,817	$7,189,619
Net realized gain on investment transactions	37,765	12,013

Net increase in net assets resulting from operations	591,582	7,201,632

Dividends and Distributions (Note 1)
Class A	(540,653)	(6,653,470)
Class Z	(50,929)	(548,162)

	(591,582)	(7,201,632)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	160,006,274	514,540,420
Net asset value of shares issued in reinvestment of dividends and distributions	671,347	7,349,764
Cost of shares reacquired	(174,068,156)	(476,891,944)

Net increase (decrease) in net assets from Series share transactions	(13,390,535)	44,998,240

Total increase (decrease)	(13,390,535)	44,998,240

Net Assets
Beginning of period	321,833,861	276,835,621

End of period(b)	$308,443,326	$321,833,861

(a) At $1.00 per share for the Money Market Series.
(b) Includes accumulated net investment income of	$2,227	$39,992

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dryden Government Securities Trust/Money Market Series	11

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion, and .35 of 1% in excess of $1.5 billion. The effective management fee was .36% of 1% for the six months ended May 31, 2009.

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The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of Class A average daily net assets.

Effective May 6, 2009, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A shares and management fees of the Series, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below 0.05%. The income yield limit was set at 0.25% and 0.10% on February 13, 2009 and March 16, 2009, respectively. The waivers are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended May 31, 2009, PI has waived $120,355 and $66,410 of Class A’s distribution and service (12b-1) fees and management fees, respectively. The Series is not required to reimburse PIMS and PI for the amounts waived.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Pruco Securities, LLC (“Pruco”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2009, the Series incurred approximately $24,700 in total networking fees, of which $24,200 was paid to Pruco and First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

(Unaudited) continued

Note 4. Tax Information

As of November 30, 2008, for federal income tax purposes, the Series had a capital loss carryforward of approximately $70,000 which expires in 2012. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 5. Capital

The Series offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. The Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

Class A	Six Months ended May 31, 2009	Year ended November 30, 2008
Shares sold	156,582,873	500,900,005
Shares issued in reinvestment of dividends and distributions	613,347	6,791,551
Shares reacquired	(169,608,503)	(469,900,903)

Net increase (decrease) in shares outstanding	(12,412,283)	37,790,653

Class Z
Shares sold	3,423,401	13,640,415
Shares issued in reinvestment of dividends and distributions	58,000	558,213
Shares reacquired	(4,459,653)	(6,991,041)

Net increase (decrease) in shares outstanding	(978,252)	7,207,587

Note 6. New Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), which is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the

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volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. FSP 157-4 also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Note 7. Other

On October 6, 2008, December 3, 2008 and April 8, 2009 the Board of Directors approved the Series’ participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008 and its subsequent extensions by the Treasury through April 30, 2009 and September 18, 2009, respectively.

The Series is responsible for payment of fees required to participate in the Program. The participation fee for the initial three-month term of the Program and the extensions was 0.01%, 0.015% and 0.015%, respectively, of the net asset value of the Series as of September 19, 2008. A portion of this fee is included in prepaid expenses on the Statement of Assets and Liabilities.

As a requirement of participation in the Program, the Series has agreed to liquidate if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured as specified in the Program. The Program’s guarantee, subject to certain conditions, only applies to the lesser of the number of shares held by an investor as of the close of business on September 19, 2008 or the number of shares owned when a Guarantee Event occurs.

Dryden Government Securities Trust/Money Market Series	15

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and net realized gain on investment transactions	.002
Dividends and Distributions	(.002)

Net asset value, end of period	$1.000

Total Return(a):	.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$284,428
Average net assets (000)	$292,434
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.57	%(b)(e)
Expenses, excluding distribution and service (12b-1) fees	.53	%(c)(e)
Net investment income	.35	%(b)(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than one full year are not annualized.
(b)	Net of management and distribution fees waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees would have been .69% for the six months ended May 31, 2009. The net investment income ratio would have been .23% for the six months ended May 31, 2009.
(c)	Net of management fees waiver. If the investment manager had not waived expenses, the expense ratio excluding distribution and service (12b-1) fees would have been .57% for the six months ended May 31, 2009.
(d)	Includes 0.04% and 0.01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended May 31, 2009 and year ended November 30, 2008, respectively.
(e)	Annualized.

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2008	2007	2006	2005	2004

$1.000	$1.000	$1.000	$1.000	$1.000

.025	.045	.041	.023	.006
(.025)	(.045)	(.041)	(.023)	(.006)

$1.000	$1.000	$1.000	$1.000	$1.000

2.46%	4.62%	4.19%	2.30%	.59%

$296,840	$259,049	$239,311	$232,144	$297,465
$273,729	$248,107	$239,613	$263,276	$398,378

.63%	.74%	.80%	.80%	.71%
.50%	.61%	.67%	.67%	.58%
2.43%	4.54%	4.13%	2.29%	.54%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	17

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and net realized gain on investment transactions	.002
Dividends and Distributions	(.002)

Net asset value, end of period	$1.000

Total Return(a):	.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,015
Average net assets (000)	$24,904
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.53	%(b)(d)
Expenses, excluding distribution and service (12b-1) fees	.53	%(b)(d)
Net investment income	.39	%(b)(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than one full year are not annualized.
(b)	Net of management fees waiver. If the investment manager had not waived management fees, the expense ratio including distribution and service (12b-1) fees would have been .57% for the six months ended May 31, 2009. The expense ratio excluding distribution and service (12b-1) fees would have been .57% for the six months ended May 31, 2009. The net investment income ratio would have been .35% for the six months ended May 31, 2009.
(c)	Includes 0.04% and 0.01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the six months ended May 31, 2009 and year ended November 30, 2008, respectively.
(d)	Annualized.

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2008	2007	2006	2005	2004

$1.000	$1.000	$1.000	$1.000	$1.000

.026	.047	.043	.024	.008
(.026)	(.047)	(.043)	(.024)	(.008)

$1.000	$1.000	$1.000	$1.000	$1.000

2.59%	4.75%	4.32%	2.43%	.75%

$24,994	$17,786	$18,116	$19,973	$22,640
$21,970	$18,339	$18,986	$19,996	$19,664

.50%	.61%	.67%	.67%	.58%
.50%	.61%	.67%	.67%	.58%
2.49%	4.66%	4.23%	2.49%	.77%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	19

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E2    0156825-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Government Securities Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	July 22, 2009

*	Print the name and title of each signing officer under his or her signature.